Lisa Proch Talcott Resolution Law Group The Hartford One Hartford Plaza (NP4-TR1) Hartford, CT 06115 Tel. 1-860-547-4390 lisa.proch@thehartford.com

April 19, 2018

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549-8629
Attn: Division of Investment Management

Re:     Union Security Life Insurance Company OF New York (“Registrant”)
TD Waterhouse

Ladies and Gentlemen:
Pursuant to the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above-referenced Registration Statement filed on Form S-1.

If you have any questions, please feel free to contact me at 860-547-4390

Very truly yours,

/s/ Lisa Proch
Lisa Proch
Assistant General Counsel

Enclosure